NOTE 14 ASSET RETIREMENT OBLIGATIONS (Detail) - Asset Retirement Obligation Inputs (USD $)	Dec. 31, 2012
Cost estimate for reclamation work at today's cost (in Dollars)	$ 172,914
Estimated life of mine (years)	50
Risk adjusted rate (borrowing rate)	9.90%
Estimated inflation rate	2.40%